Financial instruments and related disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary disclosure of credit risk exposure

2025	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m
Bank balances and deposits	–	48	1,436	69	51	1,604
US Treasury and Treasury repo only money market funds	431	–	–	–	–	431
Liquidity funds	1,362	–	–	–	–	1,362
Government securities	–	9	–	–	–	9
Third-party financial derivatives	–	–	121	–	–	121
Total	1,793	57	1,557	69	51	3,527

2024	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m
Bank balances and deposits	–	36	2,450	80	24	2,590
US Treasury and Treasury repo only money market funds	300	–	–	–	–	300
Liquidity funds	980	–	–	–	–	980
Government securities	–	21	–	–	–	21
Third-party financial derivatives	–	–	110	–	–	110
Total	1,280	57	2,560	80	24	4,001

Summary of financial assets and liabilities

		2025		2024
	Notes	Carrying amount £m	Fair value £m	Carrying amount £m	Fair value £m

Financial assets measured at amortised cost:
Other non-current assets	b	2	2	5	5
Trade and other receivables	b	4,091	4,091	3,733	3,733
Liquid investments		9	9	21	21
Cash and cash equivalents		1,604	1,604	2,590	2,590

Financial assets measured at fair value through other comprehensive income:
Other investments designated at FVTOCI	a	788	788	843	843
Trade and other receivables	a,b	2,346	2,346	2,163	2,163

Financial assets mandatorily measured at fair value through profit or loss:
Current equity investments and other investments	a	249	249	257	257
Other non-current assets	a,b	14	14	31	31
Trade and other receivables	a,b	56	56	53	53
Held for trading derivatives that are not in a designated and effective hedging relationship	a,d,e	15	15	75	75
Cash and cash equivalents	a	1,793	1,793	1,280	1,280

Derivatives designated and effective as hedging instruments (fair value movements through other comprehensive income)	a,d,e	106	106	35	35
Total financial assets		11,073	11,073	11,086	11,086

Financial liabilities measured at amortised cost:
Borrowings excluding obligations under lease liabilities:
– bonds in a designated hedging relationship	d	(6,524)	(6,388)	(5,346)	(5,278)
– other bonds		(8,973)	(9,104)	(9,774)	(9,597)
– bank loans and overdrafts		(314)	(314)	(762)	(762)
– commercial paper in a designated hedging relationship		–	–	–	–
– other commercial paper		(1,078)	(1,078)	–	–
– other borrowings		(1)	(1)	(2)	(2)
Total borrowings excluding lease liabilities	f	(16,890)	(16,885)	(15,884)	(15,639)
Trade and other payables	c	(13,185)	(13,185)	(13,160)	(13,160)
Other provisions	c	(306)	(306)	(182)	(182)
Other non-current liabilities	c	(13)	(13)	(46)	(46)
Financial liabilities mandatorily measured at fair value through profit or loss:
Contingent consideration liabilities	a,c	(6,733)	(6,733)	(7,280)	(7,280)
Held for trading derivatives that are not in a designated and effective hedging relationship	a,d,e	(54)	(54)	(35)	(35)

Derivatives designated and effective as hedging instruments (fair value movements through other comprehensive income)	a,d,e	(88)	(88)	(157)	(157)
Total financial liabilities excluding lease liabilities		(37,269)	(37,264)	(36,744)	(36,499)

Net financial assets and financial liabilities excluding lease liabilities		(26,196)	(26,191)	(25,658)	(25,413)

Disclosure of fair value measurement [text block]

At 31 December 2025	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value
Financial assets measured at fair value through other comprehensive income:
Other investments designated at FVTOCI	592	–	196	788
Trade and other receivables	–	2,346	–	2,346
Financial assets mandatorily measured at fair value through profit or loss:
Current equity investments and other investments	–	–	249	249
Other non-current assets	–	–	14	14
Trade and other receivables	–	41	15	56
Held for trading derivatives that are not in a designated and effective hedging relationship	–	15	–	15
Cash and cash equivalents	1,793	–	–	1,793
Derivatives designated and effective as hedging instruments	–	106	–	106
	2,385	2,508	474	5,367
Financial liabilities at fair value
Financial liabilities mandatorily measured at fair value through profit or loss:
Contingent consideration liabilities	–	–	(6,733)	(6,733)
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(54)	–	(54)
Derivatives designated and effective as hedging instruments	–	(88)	–	(88)
	–	(142)	(6,733)	(6,875)

At 31 December 2024	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value
Financial assets measured at fair value through other comprehensive income:
Other investments designated at FVTOCI	646	–	197	843
Trade and other receivables	–	2,163	–	2,163
Financial assets mandatorily measured at fair value through profit or loss:
Current equity investments and other investments	–	–	257	257
Other non-current assets	–	–	31	31
Trade and other receivables	–	51	2	53
Held for trading derivatives that are not in a designated and effective hedging relationship	–	75	–	75
Cash and cash equivalents	1,280	–	–	1,280
Derivatives designated and effective as hedging instruments	–	35	–	35
	1,926	2,324	487	4,737
Financial liabilities at fair value
Financial liabilities mandatorily measured at fair value through profit or loss:
Contingent consideration liabilities	–	–	(7,280)	(7,280)
Held for trading derivatives that are not in a designated and effective hedging relationship	–	(35)	–	(35)
Derivatives designated and effective as hedging instruments	–	(157)	–	(157)
	–	(192)	(7,280)	(7,472)
Movements in the year for financial instruments measured using Level 3 valuation methods are presented below:

	2025 £m	2024 £m
At 1 January	(6,793)	(6,248)
Exchange adjustments	13	(1)
Net losses recognised in the income statement	(586)	(1,733)
Net losses recognised in other comprehensive income	(30)	(42)
Contingent consideration related to business acquisitions in the period	(280)	(104)
Settlement of contingent consideration liabilities	1,347	1,254
Additions	172	111
Disposals and settlements	(85)	(30)
Transfers from Level 3	(17)	–
At 31 December	(6,259)	(6,793)

Reconciliation of financial instruments with trade and other receivables and other non-current assets

				2025						2024
	At FVTPL £m	At FVTOCI £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m	At FVTPL £m	At FVTOCI £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m
Trade and other receivables (Note 25)	56	2,346	4,091	6,493	978	7,471	53	2,163	3,733	5,949	887	6,836
Other non-current assets (Note 23)	14	–	2	16	2,132	2,148	31	–	5	36	1,906	1,942
	70	2,346	4,093	6,509	3,110	9,619	84	2,163	3,738	5,985	2,793	8,778

Reconciliation of financial instruments within trade and other payables, other provisions, other non-current liabilities and contingent consideration liabilities

			2025					2024
	At FVTPL £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m	At FVTPL £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m
Trade and other payables (Note 28)	–	(13,185)	(13,185)	(2,196)	(15,381)	–	(13,160)	(13,160)	(2,175)	(15,335)
Other provisions (Note 31)	–	(306)	(306)	(1,242)	(1,548)	–	(182)	(182)	(2,353)	(2,535)
Contingent consideration liabilities (Note 32)	(6,733)	–	(6,733)	–	(6,733)	(7,280)	–	(7,280)	–	(7,280)
Other non-current liabilities (Note 33)	–	(13)	(13)	(1,010)	(1,023)	–	(46)	(46)	(1,054)	(1,100)
	(6,733)	(13,504)	(20,237)	(4,448)	(24,685)	(7,280)	(13,388)	(20,668)	(5,582)	(26,250)

Summary of fair values of derivatives held	The Group has
the following derivative financial instruments:

	2025 Fair value		2024 Fair value
	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Non-current:
Net investment hedges – Cross currency interest rate swaps (net principal amount – £807 million (2024: £nil))	–	(24)	–	–
Cash flow hedges – Cross currency interest rate swaps (net principal amount – £743 million (2024: £nil))	–	(42)	–	–
Fair value hedges – Interest rate swaps (net principal amount – £849 million (2024: £nil))	–	(1)	–	–
Cash flow hedges – Interest rate swaps (net principal amount – £849 million (2024: £nil))	–	–	–	–
Current:
Net investment hedges – Foreign exchange contracts (net principal amount – £14,720 million (2024: £13,206 million))[1]	106	(21)	35	(157)
Derivatives designated and effective as hedging instruments	106	(88)	35	(157)
Non-current:
Foreign exchange contracts (net principal amount – £nil (2024: £35 million))	–	–	1	–
Current:
Foreign exchange contracts (net principal amount – £9,884 million (2024: £8,676 million))	15	(54)	73	(35)
Embedded and other derivatives	–	–	1	–
Derivatives classified as held for trading	15	(54)	75	(35)
Total derivative instruments	121	(142)	110	(192)
(1) Includes options with net principal amount EUR 1 billion (2024: EUR 1.25 billion).

Summary of detailed information of foreign exchange forward contracts, swaps outstanding and related hedged items

					2025
Hedging instruments	Average exchange rate	Foreign currency	Net notional value £m	Carrying amount £m	Periodic change in value for calculating hedge ineffectiveness £m
Cash flow hedges:
Cross currency interest rate swaps
Buy foreign currency:
Over 12 months	1.29	USD	743	(42)	(42)

					2025
Hedging instruments	Average exchange rate	Foreign currency	Net notional value £m	Carrying amount £m	Periodic change in value for calculating hedge ineffectiveness £m
Net investment hedges:
Foreign exchange contracts:
Sell foreign currency:
Less than 3 months	1.14	EUR	8,669	18	(410)
	210.89	JPY	47	–	5
	1.33	USD	4,437	43	216
	8.77	CNH	60	4	2
3 to 6 months	1.28	USD	223	12	12
Over 6 months	1.82	CAD	285	–	7
	1.69	SGD	61	–	3
	1.33	USD	735	8	8
	9.33	CNH	123	(1)	(2)
	1.02	CHF	80	1	–
Cross currency swaps
Over 12 months	1.19	EUR	807	(24)	(30)

Borrowings:
Less than 3 months		EUR	–	–	(31)
3 to 6 months		EUR	873	(873)	(43)
Over 6 months		JPY	202	(201)	14
		EUR	3,885	(3,870)	(188)
			20,487	(4,883)	(437)

	2025
Hedged items	Periodic change in value for calculating hedge ineffectiveness £m	Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges £m	Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied £m
Cash flow hedges:
Variability in cash flows from foreign exchange exposure and interest rate risk arising on US Dollar denominated floating debt issued	28	4	–
Variability in cash flows from foreign exchange exposure and interest rate risk arising on US Dollar denominated fixed debt issued	14	–	–
Net investment hedges:
Net investment in foreign operations	437	(648)	–

					2024
Hedging instruments	Average exchange rate	Foreign currency	Net notional value £m	Carrying amount £m	Periodic change in value for calculating hedge ineffectiveness £m
Net investment hedges:
Foreign exchange contracts:
Sell foreign currency:
Less than 3 months	1.20	EUR	8,201	19	359
	197.82	JPY	84	(1)	13
	1.29	USD	2,417	(66)	(56)
	9.26	CNH	61	(1)	(1)
3 to 6 months	1.31	USD	1,827	(75)	(75)
Over 6 months	1.76	CAD	244	2	17
	1.67	SGD	164	–	3
	1.17	EUR	208	–	1
Borrowings:
Less than 3 months		EUR	–	–	42
3 to 6 months		EUR	623	(622)	28
Over 6 months		JPY	216	(216)	19
		EUR	4,524	(4,508)	157
			18,569	(5,468)	507

	2024
Hedged items	Periodic change in value for calculating hedge ineffectiveness £m	Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges £m	Balance in cash flow hedge reserve arising from hedging relationships for which hedge accounting is no longer applied £m
Net investment hedges:
Net investment in foreign operations	(522)	(208)	–
Interest rate swaps
Interest rate swap contract assets and liabilities are presented (when applicable) in the line ‘Derivative financial instruments’ (either as assets or liabilities) on the consolidated balance sheet.
£16 million (2024: £16 million) of balances in the cash flow hedge reserve arise from hedge relationships for which hedge accounting is no longer applied.
The following tables provide information regarding interest rate swaps and the related hedged items at 31 December 2025. There were none at 31 December 2024.

				2025
Hedging instruments	Average contracted fixed rate %	Notional principal value £m	Change in fair value for recognising hedge ineffectiveness	Fair value assets/ (liabilities)
Cash flow hedges:
1-5 years	3.67%	371	–	–
5-10 years	3.70%	478	–	–
Fair value hedges:
10-30 years	4.37%	849	(1)	(1)

		2025
Hedged items	Change in fair value for recognising hedge ineffectiveness	Balance in cash flow hedge reserve for continuing hedges
Variability in fair value of the Sterling external debt attributable to changes in Sterling interest rates	1	–

Interest Rate and Interest Differential Analysis	The following tables provide information regarding interest rate swaps and the related hedged items at 31 December 2025. There were none at 31 December 2024.

				2025
Hedging instruments	Average contracted fixed rate %	Notional principal value £m	Change in fair value for recognising hedge ineffectiveness	Fair value assets/ (liabilities)
Cash flow hedges:
1-5 years	3.67%	371	–	–
5-10 years	3.70%	478	–	–
Fair value hedges:
10-30 years	4.37%	849	(1)	(1)

		2025
Hedged items	Change in fair value for recognising hedge ineffectiveness	Balance in cash flow hedge reserve for continuing hedges
Variability in fair value of the Sterling external debt attributable to changes in Sterling interest rates	1	–

Summary of effectiveness of hedging relationships and amounts reclassified from hedging reserve to profit or loss

									2025
				Amount reclassified to profit or loss				Amount transferred to balance sheet via basis adjustment
	Hedging gains/ (losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included		Due to hedged item affecting balance sheet £m	Line item in balance sheet in which reclassification adjustment is included
Cash flow hedges:
Variability in cash flows from foreign exchange exposure and interest rate risk arising on US Dollar denominated floating debt issued	(23)	–	Finance income or expense	–	20	Other income or expense		–	–
Variability in cash flows from foreign exchange exposure and interest rate risk arising on US Dollar denominated fixed debt issued	(14)	–	Finance income or expense	–	13	Other income or expense		–	–

Net investment hedges:
Net investment in foreign operations	(437)	–	Finance income	–	3	Other income or expense		–	–
Time value of options	4	–	Finance income or expense	–	–	Other income or expense	–	–	–

									2024
				Amount reclassified to profit or loss				Amount transferred to balance sheet via basis adjustment
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included		Due to hedged item affecting balance sheet £m	Line item in balance sheet in which reclassification adjustment is included
Cash flow hedges:
Variability in cash flows from a highly probable forecast transaction	8	–	Finance income or expense	–	–	–		(6)	Intangible assets

Net investment hedges:
Net investment in foreign operations	522	(15)	Finance income	–	5	Other income or expense		–	–

Time value of options	(4)	–	Finance income or expense	–	–	Other income or expense	–	–	–
The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

			2025
				Amount reclassified to profit or loss
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Due to hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included
Cash flow hedges:
Pre-hedging of long-term interest rates: Matured in the past	(3)	–	Finance income or expense	–	4	Finance income or expense

			2024
				Amount reclassified to profit or loss
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Due to hedged future cash flows no longer expected to occur £m	Due to hedged item affecting profit or loss £m	Line item in profit or loss in which reclassification adjustment is included
Cash flow hedges:
Pre-hedging of long-term interest rates:
Matured in the past	–	–	Finance income or expense	–	4	Finance income or expense

Summary of offsetting of financial assets and liabilities	The following tables set out the financial assets and liabilities that are offset, or subject to enforceable master netting arrangements and other similar agreements but not offset, as at 31 December 2025 and 31 December 2024. The column ‘Net balance’ shows the impact on the Group’s balance sheet if all offset rights were exercised.

31 December 2025	Gross financial assets/ (liabilities) £m	Gross financial (liabilities)/ assets offset £m	Net financial assets/ (liabilities) per balance sheet £m	Related amounts not offset in the balance sheet £m	Net balance £m
Financial assets:
Trade and other receivables	6,495	–	6,495	–	6,495
Derivative financial instruments	121	–	121	(63)	58

Financial liabilities:
Trade and other payables	(13,185)	–	(13,185)	–	(13,185)
Derivative financial instruments	(142)	–	(142)	63	(79)

31 December 2024	Gross financial assets/ (liabilities) £m	Gross Financial (liabilities)/ assets offset £m	Net financial assets/ (liabilities) £m	Related amounts not offset £m	Net balance £m
Financial assets:
Trade and other receivables	5,950	(1)	5,949	–	5,949
Derivative financial instruments	110	–	110	(89)	21

Financial liabilities:
Trade and other payables	(13,161)	1	(13,160)	–	(13,160)
Derivative financial instruments	(192)	–	(192)	89	(103)

Disclosure of debt instruments	The following table sets out the exposure of the Group to interest rates on debt, including commercial paper. The maturity analysis of fixed rate debt is stated by contractual maturity and of floating rate debt by interest rate repricing dates. For the purpose of this table, debt is defined as all classes of borrowings other than lease liabilities.

	2025	2024
	Total debt £m	Total debt £m
Floating and fixed rate debt less than one year	(2,875)	(2,181)
Between one and two years	(1,487)	(1,410)
Between two and three years	(2,247)	(721)
Between three and four years	(1,174)	(2,355)
Between four and five years	(1,646)	(1,207)
Between five and ten years	(3,920)	(2,738)
Greater than ten years	(3,541)	(5,272)
Total	(16,890)	(15,884)
Original issuance profile:
Fixed rate interest	(15,052)	(15,126)
Floating rate interest	(1,838)	(756)
Non-interest bearing	–	(2)
	(16,890)	(15,884)

Foreign exchange sensitivity impact of non functional currency

	2025	2024
Income statement impact of non-functional currency foreign exchange exposures	Increase/(decrease) in income £m	Increase/(decrease) in income £m
10 cent appreciation of the US Dollar	38	106
15 cent appreciation of the US Dollar	59	167
10 cent appreciation of the Euro	(10)	(42)
15 cent appreciation of the Euro	(16)	(66)
10 yen appreciation of the Yen	–	–
15 yen appreciation of the Yen	–	–

	2025	2024
Income statement impact of non-functional currency foreign exchange exposures	Increase/(decrease) in income £m	Increase/(decrease) in income £m
10 cent depreciation of the US Dollar	(32)	(91)
15 cent depreciation of the US Dollar	(47)	(131)
10 cent depreciation of the Euro	9	36
15 cent depreciation of the Euro	13	51
10 yen depreciation of the Yen	–	–
15 yen depreciation of the Yen	–	–

Foreign exchange sensitivity impact on equity

	2025	2024
Equity impact of non-functional currency foreign exchange exposures	Increase/(decrease) in equity £m	Increase/(decrease) in equity £m
10 cent appreciation of the US Dollar	(373)	(368)
15 cent appreciation of the US Dollar	(584)	(577)
10 cent appreciation of the Euro	(1,297)	(1,188)
15 cent appreciation in Euro	(2,031)	(1,834)

	2025	2024
Equity impact of non-functional currency foreign exchange exposures	Increase/(decrease) in equity £m	Increase/(decrease) in equity £m
10 cent depreciation of the US Dollar	322	313
15 cent depreciation of the US Dollar	467	453
10 cent depreciation of the Euro	1,108	958
15 cent depreciation of the Euro	1,581	1,384

Sensitivity analysis for each type of market risk	The tables below present the Group’s sensitivity to a weakening and strengthening of Sterling against the relevant currency based on the composition of net debt as shown in Note 29, 'Net debt', excluding lease liabilities within ‘Liabilities relating to assets held for sale’ and adjusted for the effects of foreign exchange derivatives that are not part of net debt but affect future foreign currency cash flows.

	2025	2024
Impact of foreign exchange movements on adjusted net debt	(Increase)/decrease in adjusted net debt £m	(Increase)/decrease in adjusted net debt £m
10 cent appreciation of the US Dollar	(482)	(555)
15 cent appreciation of the US Dollar	(753)	(870)
10 cent appreciation of the Euro	240	178
15 cent appreciation of the Euro	378	279
10 yen appreciation of the Yen	(5)	(5)
15 yen appreciation of the Yen	(7)	(8)

	2025	2024
Impact of foreign exchange movements on adjusted net debt	(Increase)/decrease in adjusted net debt £m	(Increase)/decrease in adjusted net debt £m
10 cent depreciation of the US Dollar	415	473
15 cent depreciation of the US Dollar	602	684
10 cent depreciation of the Euro	(202)	(150)
15 cent depreciation of the Euro	(291)	(217)
10 yen depreciation of the Yen	4	5
15 yen depreciation of the Yen	6	7

	2025	2024
Income statement impact of interest rate movements	Increase/(decrease) in income £m	Increase/(decrease) in income £m
1% (100 basis points) increase in Sterling interest rates	71	72
1.5% (150 basis points) increase in Sterling interest rates	106	108
1% (100 basis points) increase in US Dollar interest rates	(52)	(43)
1.5% (150 basis points) increase in US Dollar interest rates	(77)	(64)
1% (100 basis points) increase in Euro interest rates	(21)	(20)
1.5% (150 basis points) increase in Euro interest rates	(32)	(30)

Summary of anticipated contractual cash flows including interest payable for the non-derivative financial liabilities on undiscounted basis

At 31 December 2025	Debt £m	Interest on debt £m	Lease liabilities £m	Finance charge on lease liabilities £m	Trade payables and other liabilities not in net debt £m		Total £m
Due in less than one year	(2,879)	(579)	(137)	(56)	(14,733)	–	(18,384)
Between one and two years	(1,487)	(538)	(217)	(37)	(1,382)	–	(3,661)
Between two and three years	(2,252)	(477)	(108)	(25)	(1,182)	–	(4,044)
Between three and four years	(1,180)	(429)	(71)	(20)	(1,352)	–	(3,052)
Between four and five years	(1,286)	(396)	(50)	(16)	(679)	–	(2,427)
Between five and ten years	(3,475)	(1,619)	(176)	(39)	(1,929)	–	(7,238)
Greater than ten years	(4,419)	(954)	(71)	(10)	(1,222)	–	(6,676)
Gross contractual cash flows	(16,978)	(4,992)	(830)	(203)	(22,479)	–	(45,482)

At 31 December 2024	Debt £m	Interest on debt £m	Lease liabilities £m	Finance charge on lease liabilities £m	Trade payables and other liabilities not in net debt £m	Total £m
Due in less than one year	(2,181)	(540)	(168)	(41)	(14,440)	(17,370)
Between one and two years	(1,411)	(500)	(222)	(34)	(1,247)	(3,414)
Between two and three years	(723)	(484)	(146)	(29)	(1,593)	(2,975)
Between three and four years	(2,362)	(434)	(109)	(23)	(1,461)	(4,389)
Between four and five years	(1,213)	(383)	(73)	(20)	(913)	(2,602)
Between five and ten years	(2,759)	(1,646)	(299)	(53)	(2,318)	(7,075)
Greater than ten years	(5,320)	(1,251)	(85)	(14)	(1,313)	(7,983)
Gross contractual cash flows	(15,969)	(5,238)	(1,102)	(214)	(23,285)	(45,808)

Summary of anticipated contractual cash flows for derivative instruments, excluding embedded derivatives and equity options, using undiscounted cash flows

				2025				2024
	Gross cash inflows	Gross cash outflows	Net cash inflows	Net cash outflows	Gross cash inflows	Gross cash outflows	Net cash inflows	Net cash outflows
	Foreign exchange forward contracts, swaps and cross currency interest rate swaps £m	Foreign exchange forward contracts, swaps and cross currency interest rate swaps £m	Interest rate swap contracts £m	Interest rate swap contracts £m	Foreign exchange forward contracts and swaps £m	Foreign exchange forward contracts and swaps £m	Interest rate swap contracts £m	Interest rate swap contracts £m
Less than one year	29,815	(29,748)	3	–	28,567	(28,634)	–	–
Between one and two years	1,548	(1,612)	8	(2)	36	(35)	–	–
Between two and three years	–	–	7	(1)	–	–	–	–
Between three and four years	–	–	6	–	–	–	–	–
Between four and five years	–	–	6	–	–	–	–	–
Greater than five years	–	–	6	(49)	–	–	–	–
Gross contractual cash flows	31,363	(31,360)	36	(52)	28,603	(28,669)	–	–